UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew Humiston
Title:	COO
Phone:	310-446-2736

Signature,		Place,		and Date of Signing:
Matthew Humiston	Los Angeles, CA	October 18, 2006

Report Type(Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 43 Data Records

Form 13F Information Table Value Total: $230,335


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579y101    10714 143970.0000SH     Sole              143970.0000
42 BELOW LTD                   COM              q3945r120       25 50000.0000SH      Sole               50000.0000
AFLAC INC COM                  COM              001055102     4379 95700.0000SH      Sole               95700.0000
ALBERTO - CULVER CL B          COM              013068200     1457 28800.0000SH      Sole               28800.0000
ALLERGAN INC                   COM              018490102    13804 122585.0000SH     Sole              122585.0000
ALTRIA GROUP                   COM              718154107      348 4550.0000SH       Sole                4550.0000
AMGEN INC                      COM              031162100    11642 162760.0000SH     Sole              162760.0000
APACHE CORP                    COM              037411105      664 10500.0000SH      Sole               10500.0000
APPLE COMPUTER INC COM         COM              037833100     4994 64880.0000SH      Sole               64880.0000
AUTOMATIC DATA PROCESSING      COM              053015103     4857 102600.0000SH     Sole              102600.0000
BARD CR INC                    COM              067383109     7166 95550.0000SH      Sole               95550.0000
BECTON DICKINSON & CO          COM              075887109     7194 101800.0000SH     Sole              101800.0000
BROWN FORMAN CORP              COM              115637209     6473 84450.0000SH      Sole               84450.0000
CALWEST BANCORP                COM              13169q102      660 37700.0000SH      Sole               37700.0000
CEPHALON INC COM               COM              156708109     6734 109050.0000SH     Sole              109050.0000
CHARLES SCHWAB INC             COM              808513105     5463 305050.0000SH     Sole              305050.0000
CHURCH & DWIGHT INC COM        COM              171340102    18025 460880.0000SH     Sole              460880.0000
CITY NATL CORP COM             COM              178566105     8175 121900.0000SH     Sole              121900.0000
EBAY INC COM                   COM              278642103     6612 233155.0000SH     Sole              233155.0000
ECOLAB INC                     COM              278865100     2948 68850.0000SH      Sole               68850.0000
EXXON MOBIL CORP               COM              30231G102      207 3090.0000SH       Sole                3090.0000
GENENTECH INC COM NEW          COM              368710406      232 2800.0000SH       Sole                2800.0000
GETTY IMAGES INC               COM              374276103     1493 30050.0000SH      Sole               30050.0000
HAIN CELESTIAL GRP INC COM     COM              405217100     4912 192175.0000SH     Sole              192175.0000
HANSEN NATURAL CORP            COM              411310105      883 27200.0000SH      Sole               27200.0000
HEALTHCARE SVCS GP INC COM     COM              421906108      521 20700.0000SH      Sole               20700.0000
IDEXX LABS                     COM              45168d104     3404 37350.0000SH      Sole               37350.0000
INTERNATIONAL GAME TEC COM     COM              459902102     3812 91850.0000SH      Sole               91850.0000
JOHNSON & JOHNSON              COM              46612J101      281 4330.0000SH       Sole                4330.0000
LOGITECH INTL S A SPONSORED AD COM              541419107     6693 307600.0000SH     Sole              307600.0000
NORTHWEST NATURAL GAS CO       COM              667655104     2689 68450.0000SH      Sole               68450.0000
PEPSICO INC                    COM              713448108    12797 196100.0000SH     Sole              196100.0000
PFIZER INC                     COM              717081103      753 26550.0000SH      Sole               26550.0000
PROCTER & GAMBLE CO            COM              742718109     8870 143110.0000SH     Sole              143110.0000
QUALCOMM INC COM               COM              747525103     6679 183735.0000SH     Sole              183735.0000
SHUFFLE MASTER                 COM              825549108     5696 210900.0000SH     Sole              210900.0000
SOUTHERN CO COM                COM              842587107     3742 108600.0000SH     Sole              108600.0000
STARBUCKS CORP                 COM              855244109     9168 269255.0000SH     Sole              269255.0000
TEVA PHARMACEUTICAL INDS       COM              881624209    12552 368190.0000SH     Sole              368190.0000
WEST COAST BANCORP /OR/        COM              952145100     3291 107775.0000SH     Sole              107775.0000
WHOLE FOODS MKT INC COM        COM              966837106     8039 135275.0000SH     Sole              135275.0000
WM WRIGLEY JR CO               COM              982526105     8431 183037.0000SH     Sole              183037.0000
WMS INDS INC COM               COM              929297109     2853 97675.0000SH      Sole               97675.0000

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